NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2025
Non-Controlling Interest 1 [Abstract]
Schedule of Non-controlling Interests
Non-controlling interests consisted of the following:

(US$ Millions)	Jun. 30, 2025	Dec. 31, 2024
REUs and Special LP Units(1)	$14,316	$13,795
FV LTIP Units(1)	11	12
Interests of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Corporation	2,884	2,809
Preferred equity of subsidiaries	2,762	2,758
Non-controlling interests in subsidiaries and properties	11,516	10,455
Total interests of others in operating subsidiaries and properties	17,162	16,022
Total non-controlling interests	$31,489	$29,829
(1)Each unit within these classes of non-controlling interest has economic terms substantially equivalent to those of an LP Unit. As such, income attributed to each unit or share of non-controlling interest is equivalent to that allocated to an LP Unit. The proportion of interests held by holders of the REUs changes as a result of issuances, repurchases and exchanges. Consequently, the partnership adjusted the relative carrying amounts of the interests held by limited partners and non-controlling interests based on their relative share of the equivalent LP Units. The difference between the adjusted value and the previous carrying amounts was attributed to current LP Units as ownership changes in the Consolidated Statements of Changes in Equity.

Schedule of Non-controlling Interests of others in Operating Subsidiaries and Properties
Non-controlling interests of others in operating subsidiaries and properties consist of the following:

		Proportion of economic interests held by non-controlling interests
(US$ Millions)	Jurisdiction of formation	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2024
Corporate Holding Entities(1)	Bermuda/Canada	—%	—%	$4,946	$4,907
Brookfield Office Properties Inc. (“BPO”)(2)	Canada	—%	—%	4,076	4,047
U.S. Retail(3)	United States	—%	—%	2,793	2,012
U.S. Manufactured Housing(4)	United States	77%	77%	895	838
U.S. Multifamily	United States	88%	73%	795	579
Korea Mixed-use(4)	South Korea	78%	78%	604	577
U.K. and Ireland Short Stay(4)	United Kingdom	73%	73%	409	414
Other LP Investments	Various	33% - 99%	33% - 99%	2,644	2,648
Total				$17,162	$16,022
(1)Includes non-controlling interests in various corporate entities of the partnership.
(2)Includes non-controlling interests in BPO subsidiaries which vary from 1% - 100%.
(3)Includes non-controlling interests in U.S Retail subsidiaries.
(4)Includes non-controlling interests representing interests held by other investors in Brookfield-sponsored real estate funds and holding entities through    which the partnership participates in such funds. Also includes non-controlling interests in underlying operating entities owned by these funds.